Liquidity risk - Assets Pledged as Security (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2021 CHF (SFr) creditFacility	Dec. 31, 2020 CHF (SFr)
Disclosure of Financial Risk Management [Abstract]
Number of credit facilities | creditFacility	3
Trade receivables	SFr 23,335	SFr 12,400
Inventory	74,013	56,483
Assets pledged	SFr 97,348	SFr 68,882